CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 188,670	$ 418,143
Restricted cash	2,347	6,984
Short-term deposits	287,000	85,132
Accounts receivable, net	37,547	35,477
Prepaid expenses and other current assets	14,371	19,338
Total current assets	529,935	565,074
Property and equipment, net	18,586	16,968
Operating lease, right-of-use asset	35,158	0
Deferred contract acquisition costs	16,364	11,630
Other assets, noncurrent	8,922	6,962
Total assets	608,965	600,634
Current liabilities:
Accounts payable	2,110	228
Accrued compensation and benefits	24,134	24,748
Guarantee obligations	12,361	12,112
Provision for chargebacks, net	11,980	12,020
Operating Lease, Liability, Current	6,214	0
Accrued expenses and other current liabilities	15,813	13,306
Total current liabilities	72,612	62,414
Operating Lease, Liability, Noncurrent	31,202	0
Other liabilities, noncurrent	8,734	9,359
Total liabilities	112,548	71,773
Commitments and Contingencies
Temporary Equity, Carrying Amount, Attributable to Parent	0	0
Shareholders’ equity:
Additional paid-in capital	848,609	775,249
Accumulated other comprehensive profit (loss)	(1,639)	176
Accumulated deficit	(350,553)	(246,564)
Total shareholders’ equity	496,417	528,861
Total liabilities and shareholders’ equity	608,965	600,634
Common Class A
Shareholders’ equity:
Common stock, value, issued	0	0
Common Class B
Shareholders’ equity:
Common stock, value, issued	$ 0	$ 0